INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense Net Disclosure [Abstract]
Schedule Of Interest Expense Net Disclosures [Table Text Block]

The components of interest expense, net were as follows:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Interest on long-term debt	$10.8	$59.6	$72.0	$71.5
Other	0.8	0.8	1.5	0.8
	11.6	60.4	73.5	72.3
Interest income	–	(0.1)	(0.3)	(0.4)
	$11.6	$60.3	$73.2	$71.9